Fair value measurement	12 Months Ended
Mar. 31, 2025
Disclosure of fair value measurement [Abstract]
Fair value measurement	Fair value measurement
(1)Fair value hierarchy
When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in the fair value hierarchy based on the inputs used in the valuation techniques as follows:
Level 1:Quoted prices without adjustments in an active market for identical assets or liabilities.
Level 2:Inputs other than the quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly.
Level 3:Unobservable inputs for the assets or liabilities.
The level of fair value hierarchy is determined by the lowest-level input that is significant to the measurement of the fair value.
There were no transfers between levels for the year ended March 31, 2024 and 2025
(2)Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis
Fair value hierarchy of assets and liabilities measured at fair value on a recurring basis in the consolidated statements of financial position is as follows:

As of March 31,2024
(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)	13	¥44,207	¥—	¥—	¥44,207
Other financial assets(2)	15	2	3	39	44
Total		¥44,209	¥3	¥39	¥44,251

Crypto asset borrowings	20	¥44,020	¥—	¥—	¥44,020
Other financial liabilities(2)	21	—	1	—	1
Total		¥44,020	¥1	¥—	¥44,021

As of March 31,2025
(In millions)	Note	Level 1	Level 2	Level 3	Total
Crypto assets held(1)	13	¥44,680	¥—	¥—	¥44,680
Other financial assets(2)	15	22	—	46	68
Total		¥44,702	¥—	¥46	¥44,748

Crypto asset borrowings	20	¥44,479	¥—	¥—	¥44,479
Warrant liability
Public warrant liability	24	398	—	—	398
Private warrant liability(3)	24	—	—	12	12
Total		¥44,878	¥—	¥12	¥44,889
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(1) Crypto assets held (current assets) consist of cryptocurrencies for facilitating customer transactions.
(2) USD Coin which is included in “Other financial assets” is categorized as Level 1. Derivative assets and derivative liabilities which are included in “Other financial assets” and “Other financial liabilities” are categorized as Level 2. Other financial assets categorized as Level 3 are equity investments in non-listed company by using the valuation method based on net assets adjusted by items that are necessary for fair value measurement purposes. The changes in fair value are recognized through other income and expenses. The financial assets categorized as Level 3 are measured by valuation policy and procedures set by the Company and the valuation results are reviewed and approved by Chief Financial Officer.
The following table presents a reconciliation of other financial assets and warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs:

Equity security investments
	As of March 31,
(In millions)	2024	2025
Balance, beginning of period	¥40	¥39
Fair value recorded in connection with acquisition	10	21
Change in fair value	(11)	(4)
Settlement	—	(10)
Balance, end of period	¥39	¥46

Private warrant liabilities
As of March 31,
(In millions)	2025
Initial recognition, December 10, 2024	¥56
Change in fair value	(45)
Foreign exchange impact	1
As of March 31,2025	¥12
(3) Private warrant liability is valued using a Black-Scholes Merton model. The assumptions used to value the private warrant liabilities during the period were as follows.

	Initial value
	December 10,	March 31,
	2024	2025
Exercise price	USD11.5	USD11.5
Share price	USD12.2	USD5.1
Volatility	1%	35.9%
Expected life (in years)	5	4.7
Risk-free rate	4.09%	3.95%
Dividend yield	$—	$—
(3)Fair value hierarchy of assets and liabilities measured at fair value on a non-recurring basis
As of March 31, 2024
There were no assets or liabilities measured at fair value on a nonrecurring basis as of March 31, 2024.
As of March 31, 2025
There were no significant assets or liabilities measured at fair value on a nonrecurring basis as of March 31,
2025.